PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2022	$1,078.6	$3,305.0	$1,977.9	$108.6	$6,470.1
Additions	638.7	221.7	100.8	75.5	1,036.7
Changes in asset retirement obligations	—	(22.4)	—	—	(22.4)
Disposals	—	—	(49.6)	(4.8)	(54.4)
Transfers within property, plant and equipment	(73.8)	25.1	52.6	(3.9)	—
Reclassification to assets held for sale	(79.6)	(1,022.6)	(583.5)	(90.0)	(1,775.7)
Balance, December 31, 2022	$1,563.9	$2,506.8	$1,498.2	$85.4	$5,654.3
Additions	866.5	138.9	56.2	79.7	1,141.3
Changes in asset retirement obligations	—	36.2	—	—	36.2
UJV lease adjustment[2]	(4.0)	—	—	(25.4)	(29.4)
Disposals	(5.5)	—	(11.6)	(0.5)	(17.6)
Transfers within property, plant and equipment	(11.5)	(0.1)	11.8	(0.2)	—
Transfers from exploration & evaluation assets	—	11.1	—	—	11.1
Balance, December 31, 2023	$2,409.4	$2,692.9	$1,554.6	$139.0	$6,795.9

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2022	$—	$2,419.3	$1,418.6	$44.3	$3,882.2
Depreciation expense[3]	—	183.8	126.9	15.9	326.6
Disposals	—	—	(46.7)	(4.4)	(51.1)
Impairment charge	—	109.1	39.5	11.4	160.0
Transfers within Property, plant and equipment	—	—	2.0	(2.0)	—
Reclassification to assets held for sale	$—	$(749.1)	$(461.4)	$(50.9)	$(1,261.4)
Balance, December 31, 2022	$—	$1,963.1	$1,078.9	$14.3	$3,056.3
Depreciation expense[3]	—	141.4	90.8	22.7	254.9
Disposals	—	—	(11.3)	(0.5)	(11.8)
Transfers within property, plant and equipment	—	(11.5)	11.5	—	—
Balance, December 31, 2023	$—	$2,093.0	$1,169.9	$36.5	$3,299.4
Carrying amount, December 31, 2022	$1,563.9	$543.7	$419.3	$71.1	$2,598.0
Carrying amount, December 31, 2023	$2,409.4	$599.9	$384.7	$102.5	$3,496.5
1.Right-of-use assets consist of property, plant and equipment related to assets leased and accounted for under IFRS 16. The Company entered into lease financing agreements on behalf of the Côté Gold project as the operator of the unincorporated joint venture.
2.In accordance with IFRS 16, the Company recorded 100% of the lease liability and right-of-use assets as at December 31, 2022 as it entered into the agreement as operator for the 70% owned Côté Gold joint venture and the agreement did not allow for several liability. The Company amended the terms of the Caterpillar Financial Services Limited lease agreement and accounted for 70% of the lease liability and right-of-use assets as at December 31, 2023 (note 16).
3.Excludes depreciation expense related to corporate office assets, included within other non-current assets, which is included in general and administrative expenses.